LEASES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) lease
Lessee, Lease, Description [Line Items]
Operating lease, optional renewal term	2 years
Operating lease, expense	$ 800	$ 700
Number of operating leases impaired | lease		2
Impairment of lease asset	$ 0	$ 41
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, average remaining lease term	2 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, average remaining lease term	3 years